AMOUNTS RECEIVABLE AND OTHER ASSETS	12 Months Ended
Mar. 31, 2022
AMOUNTS RECEIVABLE AND OTHER ASSETS
Amounts Receivable and Other Assets
6.	AMOUNTS RECEIVABLE AND OTHER ASSETS

	March 31, 2022	March 31, 2021
	($)	($)
Sales tax refundable	25,354	17,011
Contribution receivable (note 7(b))	1	9,851
Prepaid Insurance and expense	23,462	20,518
Total	48,817	47,380